N-2 - USD ($)		Jun. 06, 2025	Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key		0002047442
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-283688
Investment Company Act File Number		811-24034
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		1
Entity Registrant Name		CALAMOS AKSIA PRIVATE EQUITY AND ALTERNATIVES FUND
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
City Area Code		630
Local Phone Number		245-7200
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class C	Class I	Class M
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	3.50%	None	None	None
Maximum contingent deferred sales charge(2)	None	1.00%	None	None

(1)	Investors purchasing Class A Shares may be charged a front-end sales load of up to 3.50% of the investor's net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors (as further described under “Purchasing Shares—Purchase Terms”). See “Purchasing Shares—Purchase Terms.” While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

(2)	Class C shareholders will be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase. See “Contingent Deferred Sales Charge” under “Share Repurchase Program”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3)
(as a percentage of average net assets attributable to Shares)
Management Fee	1.75%	1.75%	1.75%	1.75%
Interest payments on borrowed funds and securities sold short(4)	0.30%	0.30%	0.30%	0.30%
Other expenses(5)	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service Fees(6)	0.25%	1.00%	None	0.75%
Acquired Fund Fees and Expenses(7)	0.70%	0.70%	0.70%	0.70%
Total annual fund expenses	3.85%	4.60%	3.60%	4.35%
Fee Waiver(8) and Expense reimbursement(9)	(1.00)%	(1.00)%	(1.00)%	(1.00)%
Total annual fund expenses after expense reimbursement(8) (9)	2.85%	3.60%	2.60%	3.35%

(3)	Assuming estimated net assets for the Fund of $300 million plus estimated leverage of $25 million at the end of the Fund’s first twelve months of operations.

(4)	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility and short sales during the current fiscal year. See “Investment Objective, Opportunities and Strategies - Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes in an amount approximately between 5% and 7.5% of its net assets.

(5)	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.

(6)	Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). See “Plan of Distribution”. Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

(7)	The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of private equity funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. See "Special Risks of Investing in Private Equity Investments; Reliance on Underlying Managers - Multiple Levels of Fees and Expenses."

(8)	The Advisor and the Fund have entered into a Management Fee Waiver, whereby the Advisor has agreed to waive 0.50% of its Investment Management Fee on an annualized basis, such that the maximum investment management fee payable by the Fund would be 1.25%. The Management Fee Waiver became effective on June 30, 2025, and will remain in effect through June 30, 2026.

(9)	The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund's "Specified Expenses" in respect of each class of the Fund (each, a "Class") where "Specified Expenses" means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund's annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.35% of the average daily net assets of such Class (the "Expense Limitation").

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund's estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the "Reimbursement Amount") during any of the previous thirty-six (36) months, but only to the extent that the Fund's estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. See "Fund Expenses - Expense Limitation Agreement" for additional information. The Expense Limitation Agreement will remain in effect for a three-year period from April 30, 2025, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund's obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See "Fund Expenses."

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A

1 Year	3 Years	5 Years	10 Years
$63	$131	$210	$416

Class C

1 Year	3 Years	5 Years	10 Years
$36	$121	$216	$458

Class I

1 Year	3 Years	5 Years	10 Years
$26	$92	$169	$373

Class M

1 Year	3 Years	5 Years	10 Years
$34	$114	$205	$437

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return, and redemption of Shares in full at the end of such period:

Class C*

1 Year	3 Years	5 Years	10 Years
$46	$121	$216	$458

*            If the contingent deferred sales charge applies. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.” If the contingent deferred sales charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period.

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee.”

Purpose of Fee Table , Note [Text Block]		The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to Shares
Other Expenses, Note [Text Block]		Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of private equity funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. See "Special Risks of Investing in Private Equity Investments; Reliance on Underlying Managers - Multiple Levels of Fees and Expenses."
Acquired Fund Fees Estimated, Note [Text Block]		The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objectives

The Fund’s investment objective is to achieve long term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Investment Opportunities and Strategies

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Private Equity Investments and Alternative Investments.

“Private Equity Investments” include: (i) Private Equity Funds managed by Underlying Managers employing a variety of strategies such as Primary Investments; (ii) Secondary Investments; and (iii) Co-Investments. Private Equity Funds are commingled asset pools that typically offer their securities privately, without registering such securities under the Securities Act.

“Alternative Investments” are financial assets that do not fall into conventional investment categories like stocks, bonds and cash and include: (i) defined outcome exposures created with derivatives positions including securities associated with those derivatives positions, such as long and short options to create defined outcome exposures, and (ii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in privately held companies.

The Underlying Managers are third-party fund sponsors who offer co-mingled investment products, including Private Equity Funds, that the Fund intends to invest in. The Underlying Managers organize and sponsor Private Equity Funds in which the Fund is one of many investors. The Fund will not “control” the Private Equity Funds as that term is defined in Section 2(a)(9) of the 1940 Act. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Equity Fund in addition to the management fees and other expenses paid by the Fund.

The 80% Policy is not a fundamental policy of the Fund and may be changed by the Board of Trustees without the vote of a majority of the Fund’s outstanding Shares. The Fund will provide shareholders with at least 60 days’ notice prior to changing the 80% Policy.

The Fund intends to utilize a multi-layered strategy and expects to hold Liquid Investments for the purposes of liquidity management and to meet liquidity needs for semi-annual repurchases “Liquid Investments,” include: (i) Alternative Investments that can be readily sold for cash without significantly changing the market value of the investment, (ii) equity securities including exchange traded funds and other registered investment companies, and (iii) short-term corporate, government and municipal obligations and other short-term instruments including money market funds and other liquid investment vehicles.

Private equity refers to capital invested in a private company that is not listed on a public exchange. A private equity manager will typically invest in a company and seek to build value through growing the company and/or improving efficiencies and operations in order to complete an eventual sale of its interest in the company a higher value in the future. There are various forms and strategies of private equity, including buyout, growth equity, and venture capital. It is expected that the Fund will mostly invest in Private Equity Investments with buyout and growth equity strategies, but may also invest in Private Equity Investments with venture capital strategies and other strategies that target private equity-like returns. Buyout investments are generally investments where the Underlying Manager or Private Equity Fund owns a majority or controlling stake in the company. Growth equity is typically a minority investment in a newer growing business that may nor may not be cash flow positive. Venture capital is typically a minority investment in an earlier stage company characterized by high, but uncertain, growth potential due to the absence of widespread product and/or service adoption by customers and potentially lack of revenues and/or profitability.

The Fund utilizes multiple sourcing partners to originate investments. The Sub-Advisor believes that this approach can provide the Fund with a wide range of potential investments and exposure across the Private Equity asset class with respect to sectors, strategies, industries, geographies, and investment structures. This allows the Sub-Advisor the ability to dynamically allocate new investments based on a number of potential factors, including relative value considerations.

●	Private Equity Investments. The Fund will seek to assemble a diverse portfolio of Private Equity Investments, with the aim of generating attractive risk-adjusted returns for investors, through the following types of investments:

●	Secondary Investments are existing limited partnership interests in Private Equity Funds where the current investor wants near-term liquidity, but the underlying fund is not liquid. Secondary Investments are typically 3 to 7 years old at the time of purchase and are in (or approaching) harvest phase, but can be older or younger in age. The Fund will invest in Secondary Investments as a way to further diversify its exposures and/or to gain access to attractive Private Equity Funds, Underlying Managers, and underlying companies. Secondary Investments are generally negotiated sales and may be purchased at a discount to the most recent fair market value determined by the Underlying Manager. In connection with a Secondary Investment, the Fund will be required to assume the seller’s obligation to make remaining capital contributions. Secondary Investments may also include investments in Underlying Manager-led continuation vehicles, which are vehicles established sometime after the launch of a Private Equity Fund to hold one or more portfolio investments of such Private Equity Fund. These investments typically afford existing investors in such Private Equity Fund an option to sell their interests in the target portfolio investments or retain their interests in such investments and roll them include the continuation vehicle. They also afford new investors the ability to participate in one or more portfolio investment on a targeted basis.

●	Co-Investments are investments made directly into the equity or debt of a non-public company typically in parallel with a Private Equity Fund and/or Underlying Manager, but may also include investments with independent sponsors. An independent sponsor is an individual or group that seeks to identify and negotiate the acquisition of, or investment in, a non-public company without having the equity financing available from a pre-established Private Equity Fund to complete the transaction and raises capital from investors on a deal-by-deal basis. The Fund intends to co-invest in private equity-backed companies in parallel with high-quality Underlying Managers. The Sub-Advisor intends to leverage the due diligence process and transactional expertise of the Underlying Managers and will also conduct its own due diligence before making an investment decision. While the Fund will seek to make Co-investments on a no-management fee/no-carry basis or a reduced management fee/reduced carry basis, which may result in lower overall costs to the Fund versus investing through a traditional Private Equity Fund structure, there is no assurance that the Fund will be able to negotiate such terms. The Sub-Advisor expects that the Fund’s Co-Investments will generate appropriate risk-adjusted returns that are accretive to the Fund’s Secondary Investments and Primary Investments.

●	Primary Investments are investments in newly established Private Equity Funds where the underlying investments are not known as of the time of investment. Primary Investments are typically characterized by a gradual deployment of capital. In identifying and selecting Primary Investments, the Fund will seek to primarily invest in Private Equity Funds managed by high-quality Underlying Managers with a track record of consistent value creation and attractive risk-adjusted rates of return.

●	Geography. The Fund expects to primarily target Private Equity Investment opportunities primarily in North America and Europe, and in other geographies, including developed and emerging markets on a more limited basis.

●	Industry. The Fund expects to invest in Private Equity Investments in a wide range of industries, such as information technology, healthcare, industrials, consumer discretionary, financial, communication services, and consumer staples.

●	Alternative Investments. The Fund expenses to make investments in financial assets that do not fall into conventional investment categories like stocks, bonds and cash and include: (i) defined outcome exposures created with derivatives positions including securities associated with those derivatives positions, such as long and short options to create defined outcome exposures, and (ii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in privately held companies.

●	Liquid Investments. The Fund expects to hold Liquid Investments for the purposes of liquidity management. Over time, during normal market conditions, it is generally not anticipated that the Fund will hold more than approximately 20% of its net assets in cash or cash equivalents for extended periods of time. Liquid Investments include: (i) “Alternative Investments” that can be readily sold for cash without significantly changing the market value of the investment (ii) equity securities including exchange traded funds and other registered investment companies, and (iii) short-term corporate, government and municipal obligations and other short-term instruments including money market funds and other liquid investment vehicles.

The Fund may make non-U.S. investments, including those that are not denominated in U.S. dollars and investments in emerging markets. In certain cases, the currency fluctuations of investments may be hedged through the use of currency derivatives or other instruments.

Leverage

The Fund expects to incur indebtedness in an amount not to exceed 33 1/3 percent of its NAV, and use the proceeds to pay operating expenses, including, without limitation the investment management fee, to fund repurchases of Shares, or for other investment or business purposes. The use of leverage involves a high degree of risk. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

The Fund may incur indebtedness to cover short-term cash flow requirements; make investments; pay Fund Expenses, including the Management Fee; repurchase Shares; or meet any other obligations or business purpose of the Fund.

Private Equity Investments in which the Fund invests generally have the authority to incur indebtedness for a wide range of purposes, often in any amount without limitations.

Foreign Instruments

The Fund may make investments in non-U.S. private equity investments, including in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund expects that its investments in non-U.S. issuers will be made generally in U.S. dollar denominated securities, but it reserves the right to purchase securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.

Foreign investments have risks not typically involved in domestic investments. Foreign investing can result in higher transaction and operating costs. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. issuers are subject and consequently, less information may be available to investors in companies located in such countries than is available to investors in companies located in the United States. The value of foreign investments may be affected by reduced levels of governmental exchange control regulations; foreign withholding taxes; reduced liquidity in foreign markets; fluctuations in the rate of exchange between currencies and costs associated with currency conversions; the potential difficulty in repatriating funds; expropriation or nationalization of a company’s assets; delays in settlement of transactions; other jurisdictions imposing restrictions on investments; changes in governmental economic or monetary policies in the United States or abroad; or other political and economic factors. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad.

Emerging Markets Risk

Investments in emerging and developing markets present risks not found in more developed markets. Investments in emerging and developing markets may be more difficult to sell at acceptable prices and their prices may be more volatile than in more developed markets. Emerging markets generally have less developed trading markets and exchanges, and legal and accounting systems. In addition, emerging markets countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The accounting, auditing and financial reporting standards and practices applicable to emerging market companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect an Underlying Manager’s ability to evaluate investments or their potential impact on the Fund’s performance. Further, investments located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited.

Illiquid and Restricted Securities

Private Equity Investments are investments in the securities of companies which are not publicly traded at the time of investment. These investments may be difficult to value and sell, or otherwise liquidate, and the risk of investing in such non-public companies is generally much greater than the risk of investing in publicly traded companies. Companies whose securities are not publicly traded are not subject to the same disclosure and reporting requirements that are generally applicable to companies with publicly traded securities, nor is the trading of such non-publicly traded securities regulated by any government agency. Accordingly, the protections accorded by such regulation are not available in making such investments. To the extent that there is no liquid trading market for particular investments, an Underlying Manager may be unable to liquidate such investments or may be unable to do so at a profit. In addition, in certain circumstances governmental or regulatory approvals may be required for a Private Equity Fund or Co-Investment vehicle to dispose of an investment, or the Underlying Manager may be prohibited by contract or for legal or regulatory reasons from selling an illiquid investment for a period of time.

Cash and Short-Term Investments

The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.

Overview of Investment Process

The Advisor's personnel manage the Advisor's various functions and roles, such as the Advisor's board of directors, Valuation Committee (as defined herein) and officers. The Advisor and Sub-Advisor seek to rely on the combined institutional knowledge and experiences of their personnel to manage the operations and business of the Fund and the Advisors in a streamlined, coordinated manner.

Sub-Advisor’s Private Equity Investment Process

The Sub-Advisor selects and negotiates terms of the Fund’s Private Equity Investments and has the authority to enter into new investments within this purview from time to time on behalf of the Fund. The Sub-Advisor has primary responsibility for monitoring the performance of such investments with the Advisor having oversight.

The Sub-Advisor will focus on Private Equity Investments with the potential for long-term capital appreciation. In evaluating Private Equity Funds, the Sub-Advisor conducts operational due diligence and extensive investment diligence on Underlying Managers. Through that due diligence, the Sub-Advisor endeavors to analyze an Underlying Manager’s strategy, risk management process, quality of investment professionals, operations, infrastructure and regulatory compliance. In connection with the evaluation of Secondary Investments, the Sub-Advisor’s due diligence assesses the strength of the underlying portfolio and relative valuation of the interest being acquired. In connection with the evaluation of Co-Investments, the Sub-Advisor’s conducts a detailed analysis of the underlying company.

The Sub-Advisor will seek to diversify the Private Equity Investments across managers, investment type, strategies, industries and geographies in an attempt to reduce the sector-specific risk, geographic-specific risk, and strategy-specific risk created by concentrated investments. The Sub-Adviser believes that a diversified portfolio of Private Equity Investments will provide returns that are less correlated to those of the public financial markets. The identity and number of Private Equity Investments in which the Fund invests will change over time as new opportunities arise and are added to the Fund’s portfolio, and existing Private Equity Investments liquidate and thus are removed from the Fund’s portfolio. No assurance is given that the Fund’s portfolio at any given time will represent either a diversified or a representative group of strategies.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.

General Risks

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

No Operating History

The Fund is a new company with no operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Advisors to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring shares, the offering of shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Advisors anticipate that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay an Investment Management Fee to the Advisor throughout this interim period irrespective of the Fund’s performance. If the Investment Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such diversification requirements. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund's holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund's valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund's expense. If market quotations for the Fund's investments are not readily available, the Advisor may seek to value the Fund's investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next.

Use of Leverage: Risk of Borrowing by the Fund

The Fund expects to employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including an Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage, such as bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund currently expects to employ leverage representing approximately 5% - 7.5% of the Fund’s assets.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, such as: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Effects of Leverage. The table below assumes that borrowings represent approximately 5% of the Fund’s estimated net assets as of June 30, 2025 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.91% (based on expected interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.39%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.39)%	(5.39)%	(0.39)%	4.61%	9.61%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that their investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Business and Structure Related Risks

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisor, the Fund’s custodian and/or other third party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value.

Distribution Payment and Frequency Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for less than the Shareholder’s original investment.

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a semi-annual basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular semi-annual period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Failure to Qualify as a RIC or Satisfy Distribution, Income and Asset Requirements

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset-diversification requirements.

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and at least 90% of the Fund’s net income from tax-exempt obligations, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to maintain its RIC status and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate-level income tax.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Built-in-Gains Tax

The Fund had certain corporate investors prior to the Fund Conversion (discussed below), including a Cayman Islands exempted company organized to enable investment by non-US investors, into the Fund. Despite its anticipated qualification as a RIC, the Fund will be subject to entity-level corporate income tax on a portion of its built-in gain assets that it sells within five years of the Fund Conversion. The portion of such assets that is subject to built-in gains tax is in proportion to the share of the Fund’s interests that are held by corporate investors at the time of the Fund Conversion. The Fund may dispose of built-in gain assets during the five-year period after the Conversion notwithstanding the tax impact of the built-in gains tax, and the Fund does not control the dispositions made by the Private Equity Funds in which it invests. Such built-in gains taxes may impact the NAV of the Fund, but there is no way to predict the amount of such taxes.

Difficulty Meeting RIC Status Requirements Because of Private Equity Investments

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisors obtain information from or about the Private Equity Investments in which the Fund is invested. However, Private Equity Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Title A, Chapter 1, of the Code. Ultimately this may limit the universe of Private Equity Funds in which the Fund can invest.

Private Equity Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such a Private Equity Fund’s income until such income has been earned by the Private Equity Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Equity Fund that limit utilization of this cure period.

Moreover, because the Fund’s allocable portion of a Private Equity Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and, thus, become subject to corporate-level income tax.

For additional discussion regarding the tax implications of a RIC, see “TAX ASPECTS.”

Risks Associated with the Fund and the Advisors

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management teams could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund's success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund's business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors' affiliates, could have a material adverse effect on the Fund's ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund's investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Unspecified Investments

The Advisor and Sub-Advisor each has complete discretion to select the investments for its allocated portion of the Fund’s portfolio as opportunities arise. The Fund must rely upon the ability of the Advisor and Sub-Advisor to identify and implement investments consistent with the Fund’s investment objective.

Systems and Operational

The Fund depends on the Advisor and the Sub-Advisor, respectively, to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and the Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor or Sub-Advisor misinterpret the meaning of certain data, the Fund may incur losses.

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Co-Investment Exemptive Relief

The Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the satisfaction of certain conditions, including (i) that a majority of the Trustees of the Board who have no financial interest in the co-investment transaction and a majority of the Independent Trustees pre-approve the co-investment, and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating in a transaction pursuant to the exemptive relief. Such conditions may limit or restrict the Fund's ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors have established, and expect to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return

No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

The Fund’s Investments, Investment Activities and Related Risks

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

The world has been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. Any outbreak of COVID-19 or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objectives. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund and the performance of its investments.

Russia's recent military interventions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Equity Securities

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. This may include the equity securities of private equity sponsors. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible.

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of Trustees to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Other Publicly Listed Securities

The Fund may make investments in publicly listed companies whose primary business is managing investments in private markets and in publicly traded vehicles whose primary purpose is to invest in or lend capital to privately held companies.

Publicly traded private markets investments generally involve publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies.

Publicly traded private markets funds are typically regulated vehicles listed on a public stock exchange that invest in private markets transactions or funds. Such vehicles may take the form of corporations, BDCs, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments.

Publicly traded private market investments may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private market investments occupies a small portion of the private markets universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private markets companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private markets investments.

Publicly traded private markets investments are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private markets transactions are significantly easier to execute than other types of private markets investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Small and Middle-Market Companies

The Fund or a Private Equity Fund may invest in small or middle market companies. Investment in private and small or middle-market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund will rely on the ability of the Advisors’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on its investments. In addition, small and middle-market companies frequently owned or controlled by private equity funds, may be in a state of distress or have a poor record and may be undergoing restructuring or changes in management. There can be no assurances that such restructuring or changes will be successful. Small and middle-market companies may also have limited financial resources and may be unable to meet their obligations under their loans.

In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, small and middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on one or more of the portfolio companies in which the Fund invests. Small and middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of becoming obsolete.

Nature of Private Investments

The Fund’s investments will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Control Investments

Although the Fund intends to focus on non-control investments, the Fund or a Private Equity Fund may make control investments. The exercise of control over a company imposes additional risks of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability, in which the limited liability characteristic of business operations may be ignored. The exercise of control over a portfolio investment could expose the assets of the Fund to claims by the portfolio companies underlying such investments, its security holders and its creditors. While the Advisors intend to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded.

The Fund may also be exposed to risk in connection with the disposition of these investments. When disposing of these investments, the Fund may be required to make representations and warranties about the business and financial affairs of the investments typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Fund may also be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which will be borne by the Fund and such liabilities may exceed the value of the Fund’s investments.

In addition, the Fund may not be able to dispose of these investments when it desires to do so. Some of these investments may be subject to legal or contractual restrictions on resale by the Fund. In some instances, the disposition of these investments may require lengthy negotiations.

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund's investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund's objectives.

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties, or (iv) otherwise impair the value of the Fund’s investments.

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Risks Relating to Accounting, Auditing, Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund’s investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all such investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund’s investments. Finally, certain Fund investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Private Equity Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Private Equity Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the NAV of the Fund.

Derivative Instruments

Some or all of the Underlying Managers (subject to applicable law) may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Underlying Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors may hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Economic, Political and Legal Risks

The Fund’s investments will include investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks.

For instance, military conflict between Russia and Ukraine and the Israel-Hamas war could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund’s investments.

Prospective investors should note that the capital markets in countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Private Equity Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Private Equity Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund's investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, such as the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Certain money market funds that operate in accordance with Rule 2a-7 under the 1940 Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee).

ETFs and Other Exchange-Traded Investment Vehicles

The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end funds shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

Hedge Funds

The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss. Hedge funds can be highly illiquid, are not required to provide periodic pricing or valuation information to investors, and often charge high fees that can erode performance. Additionally, they may involve complex tax structures and delays in distributing tax information. A shareholder will also bear fees and expenses charged by the underlying hedge funds in addition to the Fund’s direct fees and expenses, thereby increasing indirect costs and potentially reducing returns to shareholders. There can be no assurance that the investment objective of a hedge fund will be achieved. A hedge fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such fund at a time that is unfavorable. In addition, one hedge fund may buy the same securities that another investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Moreover, certain hedge fund managers charge performance-based fees that may create an incentive to invest hedge fund assets in investments that are riskier or more speculative than the investments the managers would have selected in the absence of a performance fee.  Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds.

Special Risks of Investing in Private Equity Investments; Reliance on Underlying Managers

Risks of Private Equity Strategies

The Fund’s investment portfolio will include investments in Private Equity Funds, which will hold securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

●	Buyout Investments Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

●	Venture Capital Risks. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

●	Special Situations Risks. The Fund or a Private Equity Fund may provide financing to companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. In any investment transaction involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price paid by the Fund or a Private Equity Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if such an anticipated transaction does not in fact occur, the Fund or a Private Equity Fund may lose all or a material portion of its investment. All of these events could have a material adverse effect on the value of the investments.

Investments in Private Equity Funds Generally

Because the Fund invests in multiple Private Equity Funds and Co-Investments, investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Private Equity Fund or Co-Investment in direct proportion to the amount of Fund assets that are invested in such vehicle. The value of the Fund’s assets may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Funds invest and the financial condition and prospects of issuers in which the Funds invest. Certain risks related to the investment strategies and techniques utilized by the Underlying Managers are described under “RISKS OF INVESTING IN PRIVATE EQUITY INVESTMENTS; RELIANCE ON UNDERLYING MANAGERS.”

Private Investment Funds

The Fund will invest in private investment funds that are not registered as investment companies. As a result, the Fund as an investor in these funds will not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private investment funds' investments as such private investment funds' managers. Investments in private investment funds generally will be illiquid and generally will not have withdrawal rights and will not be able to be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private investment fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon a private equity fund’s liquidation, the Fund may receive securities that are illiquid or difficult to value. The fees paid by private investment funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private investment fund in addition to the management fees and other expenses paid by the Fund.

Multiple Levels of Fees and Expenses

Although in many cases investor access to Private Equity Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Equity Fund may be able to invest directly with the Private Equity Fund. By investing in Private Equity Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Private Equity Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Equity Fund directly or in a closed-end fund that did not invest in Private Equity Funds.

Most of the Private Equity Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Private Equity Funds and the Fund generally. Accordingly, an Underlying Manager to a Private Equity Fund with positive performance may receive performance-based compensation from the Private Equity Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Private Equity Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on the original cost of their investments, and performance or incentive fees or allocations are typically 10% to 20% of a Private Equity Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Blind Pools

With respect to a Primary Investment in a Private Equity Fund, it is unlikely that the Private Equity Fund will have identified, at the time of the Fund’s investment, all (or any) of the portfolio companies in which it will invest over their lifetime prior to the time the Fund makes its investment. Consequently, the Sub-Advisor must decide whether to invest in the Private Equity Fund without an opportunity to evaluate the manner in which the proceeds of the offering will be invested or the business and economic merits of all of the underlying portfolio companies ultimately selected by the Underlying Managers.

Investment Delays

Delays in investing the Fund’s assets may occur (i) because of the time typically required to complete private equity transactions (which may be considerable), (ii) because certain Private Equity Investments selected by the Fund or the Sub-Advisor may provide infrequent opportunities to purchase their securities, and/or (iii) because of the time required for Underlying Managers to invest the amounts committed by the Fund. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor, especially in the context of Co-Investments, may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Lack of Uniform Reporting Standards for Private Equity Funds

Private Equity Funds and Co-Investments utilize divergent reporting standards that may make it difficult for the Sub-Advisor to assess accurately the prior performance of the sponsor of a potential Private Equity Fund or Co-Investment. In addition, such reporting variances may affect the ability of the Sub-Advisor to accurately value and monitor Fund investments. Such variances typically involve the calculation of the internal rate of return on investment. For example, a Private Equity Fund’s calculation of the internal rate of return on investment may vary depending on whether the calculation includes fees due to its general partner or manager and the fund’s expenses.

Valuation

There are various conflicts of interest associated with the valuation of the Fund’s interests in Private Equity Funds and Co-Investments, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Private Equity Funds, Co-Investments and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments

Private Equity Investments are investments in the securities of companies which are not publicly traded at the time of investment. These investments may be difficult to value and sell, or otherwise liquidate, and the risk of investing in such non-public companies is generally much greater than the risk of investing in publicly traded companies. Companies whose securities are not publicly traded are not subject to the same disclosure and reporting requirements that are generally applicable to companies with publicly traded securities, nor is the trading of such non-publicly traded securities regulated by any government agency. Accordingly, the protections accorded by such regulation are not available in making such investments. To the extent that there is no liquid trading market for particular investments, an Underlying Manager may be unable to liquidate such investments or may be unable to do so at a profit. In addition, in certain circumstances governmental or regulatory approvals may be required for a Private Equity Fund or Co-Investment vehicle to dispose of an investment, or the Underlying Manager may be prohibited by contract or for legal or regulatory reasons from selling an illiquid investment for a period of time.

Investments in Private Equity Securities. While Private Equity Investments offer the opportunity for significant gains, such investments also involve a high degree of business and financial risk and can result in substantial losses. Among these risks are the general risks associated with investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel. In all such cases, the Fund will be subject to the risks associated with the underlying businesses engaged in by portfolio companies held by Private Equity Funds and Co-Investments.

Investments in Mezzanine Debt Securities. One or more Private Equity Funds may invest in mezzanine debt securities, which generally will have ratings or implied or imputed ratings below investment grade. While mezzanine investments may be structured to offer the opportunity for downside protection and upside potential, such investments involve substantial risks. Mezzanine debt securities will be obligations of corporations, partnerships, or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor, and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) may adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.

Risks Associated with Bridge Financings. Certain Private Equity Funds may provide bridge financing in connection with one or more of their equity investments. As a result, such Funds will bear the risk of any changes in the capital markets which may adversely affect the ability of such Fund to refinance any bridge investments. If a Fund were unable to complete a refinancing, such Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

“J-Curve” Effect. The Fund’s investments in the initial round of funding of a Private Equity Fund will be more susceptible to the “J-curve” effect due to the common practice of paying management fees and start-up costs out of early drawdowns, before the portfolio has had time to recognize value enhancement at its underlying investments. This effect may negatively or positively impact the returns of the Fund.

Termination of the Fund’s Interest in a Private Equity Fund. Subject to the terms of its limited partnership agreement and related formation documents, a Private Equity Fund could, among other things, terminate the Fund’s interest in that Private Equity Fund if the Fund fails to timely satisfy any capital call by that Private Equity Fund or if the continued participation of the Fund in the Private Equity Fund would have a material adverse effect on the Private Equity Fund or its assets.

Leverage Risk. Private Equity Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Private Equity Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Equity Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Equity Funds’, and thus the Fund’s, performance.

Trading in Non-U.S. Companies and Markets. Some Private Equity Funds in which the Fund invests may themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance on Management of Private Equity Funds

The Fund will be investing in Private Equity Funds (including Co-Investments) that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Private Equity Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Equity Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Equity Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Equity Fund investment. Co-Investments will be made through special purpose vehicles. Typically, an independent manager will make decisions for the special purpose vehicle.

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to any Private Equity Fund or Co-Investment. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of an Underlying Manager engaging in fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Wide Investment Discretion

The governing documents of the Private Equity Funds in which the Fund invests typically do not impose significant restrictions on the manner in which their portfolio managers could invest, and often will permit the portfolio managers to invest in a broad range of securities and other financial instruments. As a result, the Private Equity Funds used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Private Equity Investments. However, due diligence is not infallible and may not uncover problems associated with a particular Private Equity Investment, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Equity Investment. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Private Equity Investment, and thus the Fund, could sustain losses.

Competition

The Private Equity Funds will engage in investment strategies which are highly competitive with other private equity fund sponsors, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as family offices and sovereign investment funds, all of whom may have investment objectives similar to those of the Private Equity Funds. These competitors may have substantially greater resources and substantially greater experience than the Private Equity Funds. Such competition may negatively impact the performance of the Fund.

Portfolio Company Deal Flow

Private Equity Funds employ a variety of strategies including buyout, growth equity and venture capital, including continuation vehicles of private equity funds and private equity fund interests acquired on the secondary market. The deal flow marketplace relied upon by Private Equity Funds to execute their strategies (including the opportunities for Co-Investments) has become increasingly competitive. Intermediation by financial intermediaries has increased, substantial amounts of funds have been dedicated to making investments in the private sector, and the competition for investment opportunities is at historically high levels. There is no assurance that investments by Private Equity Funds can be located in sufficient quantity to allow all of the capital commitments to be drawn within their respective investment periods. Market and other conditions may require the Fund or a Private Equity Fund to make investments that offer a lower rate of return or involve a higher degree of risk than described herein or in a Private Equity Fund’s offering documents.

New Private Equity Funds

Some Private Equity Funds may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.

Risk of Litigation

Private Equity Funds and Co-Investments could become involved in litigation which would be expensive and time consuming to resolve. In addition, the Fund may agree to indemnify certain of the Private Equity Funds (including Co-Investments), the Underlying Managers and their affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Equity Fund or Co-Investment. If the Fund were required to make payments (or return distributions received) in respect of any such indemnity, the Fund could be materially adversely affected.

Private Equity Funds’ Fees and Expenses

Investors are responsible not only for the payment of Fund Expenses, but also for the management fees, carried interest, and other fees charged by the Private Equity Investments in which the Fund invests, as well as the expenses of those Private Equity Investments. While the Sub-Advisor intends for the Private Equity Investments to have reasonable fees and other compensation payable to the Underlying Manager, the Fund will ultimately have no control over expenses incurred by the Private Equity Investments that are paid from the Fund’s invested capital. The fees and expenses that the investors pay in the aggregate may be higher than what they would pay if they invested directly in the Private Equity Funds, or in the securities in which those Private Equity Investments invest.

Early Termination of Private Equity Funds’ Investment Period

If the Private Equity Funds in which the Fund invests terminate their investment periods earlier than anticipated, the Fund will likely not have its capital invested for as long as planned, which could have a negative effect on the Fund’s returns.

Changes in Amount of Assets Under Management

The Fund may invest with Underlying Managers who are experiencing a major change in the assets they manage. It is not known what effect, if any, an increase or decrease in the amount of assets under management will have on their investment strategies or investment results, but it could impair the ability of their strategies and operations to perform up to historical levels.

Custody Risk; Failure of Custodians

There are risks involved in dealing with the banks, broker-dealers and other custodians who hold cash and securities of the Fund and Private Equity Investments. There is no guarantee that these will not become bankrupt or insolvent. While both the U.S. Bankruptcy Code and the Securities Investor Protection Act of 1970 seek to protect customer property in the event of a bankruptcy, insolvency, failure, or liquidation of a custodian, there is no certainty that, in the event of a failure of a custodian, the Fund would not incur losses due to its assets being unavailable for a period of time, the ultimate receipt of less than full recovery of its assets, or both. Financial difficulty, fraud or misrepresentation at one of these institutions could impair the operational capabilities or capital position of the Fund.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of a Private Equity Fund or Co-Investment, it may be able to avoid that any such Private Equity Fund or Co-Investment is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Private Equity Funds or Co-Investments, both by the Fund and other clients of the Advisors). To limit its voting interest in certain Private Equity Fund or Co-Investment, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Equity Fund or Co-Investment. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Private Equity Fund or Co-Investment. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Equity Fund or Co-Investment, the Fund will not be able to vote on matters that require the approval of such Private Equity Fund or Co-Investment’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Private Equity Fund or Co-Investment. If the Fund is considered to be affiliated with a Private Equity Fund or Co-Investment, transactions between the Fund and such Private Equity Fund or Co-Investment may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Additional Risks Pertaining to Secondary Investments and Co-Investments

Expenditure of Additional Costs and Resources. The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments and Co-Investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Funds Acquired in Secondary Investments. Where the Fund acquires a Private Equity Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Equity Fund interest has received distributions from the Private Equity Fund and, subsequently, the Private Equity Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Equity Fund, there can be no assurance that the Fund would prevail in any such claim.

Limited Selectivity with Secondary Investments. The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive.

Purchases of Secondary Investments Based on Available Information. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary Investments - Admission as a Partner. Admission as a partner or member to a Private Equity Fund typically requires the approval of such Private Equity Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Equity Fund; (ii) limited, if any, access to Private Equity Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits.

Risks Associated with Co-Investments. The Fund will make Co-Investments alongside Private Equity Funds managed by independent Underlying Managers. Co-Investments will be subject to additional risk factors as compared to Private Equity Funds making multiple investments. Co-Investments will ordinarily provide exposure to only one underlying portfolio company and are therefore substantially less diversified as compared to a traditional investment fund. There can be no assurance that the Fund’s investments in Funds structured as co-investments will be successful and/or will not suffer losses. The Fund’s exposure to Co-Investments could be substantial.

Illiquidity of Private Equity Investments and Co-Investments. The Fund will make secondary investments in Private Equity Funds and Co-Investments which are illiquid and subject to substantial restrictions on transfer. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time or price in order to maintain liquidity in connection with a repurchase offer or impact the Fund’s ability to make a semi-annual repurchase offer. In addition, the Fund may receive from a Private Equity Fund or Co-Investment an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of, with similar risks.

Other Investments and Related Risks

Changes in LIBOR

Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until at least September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Private Equity Fund’s performance or NAV.

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Counterparty

Some of the markets in which the Fund may effect transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Moreover, the Fund’s internal credit function, which evaluates the creditworthiness of its counterparties, may prove insufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In addition, the Fund is expected to use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions that may be involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.

The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. Because securities owned by the Fund that are held by broker-dealers are generally not held in the Fund’s name, the bankruptcy of any such broker-dealer could have a greater adverse impact on the Fund than if such securities were registered in the Fund’s name.

Short Selling

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.

Options

The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security. Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

Stock Index and Market Options

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Advisors to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Fund’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value. Generally, the Fund is subject to no requirement that it hedges all or any portion of its exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Other Derivatives

The Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments and certain other customized derivative instruments. In addition, the Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund or which are currently not available. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments. If the counterparty to such a swap defaults, the Fund would lose any collateral deposits made with the counterparty in addition to the net amount of payments that it is contractually entitled to receive under the swap. Many derivatives instruments are traded on a principal to principal basis, in which performance with respect to such instruments is the responsibility of only the parties to the contract, and not of any exchange or clearinghouse. As a result, many of the protections afforded to participants on organized exchanges and in a regulated environment are not available in connection with these transactions and the Fund will be subject to counterparty risk relating to the inability or refusal of a counterparty to perform such derivatives contracts. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Fund. Other risks may include market risk, liquidity risk, legal risk and operations risk. Special risks may apply to instruments which are invested in by the Fund in the future which cannot be determined at this time or until such instruments are developed or invested in by the Fund. For example, such derivative instruments are expected to be highly illiquid and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. If the Fund seeks to participate through the use of such derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying securities or financial instruments. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment. Further, the Fund will pay the counterparty to any such derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain aspects of the appropriate U.S. federal income tax treatment of such derivative instruments are uncertain and, the Fund’s U.S. federal income tax treatment of such instruments may prove to be not supported. Recent financial reform legislation may require the Fund to comply with margin requirements and with certain clearing and trade-execution requirements in connection with its derivative activities, although the full application of those provisions is uncertain at this time. The financial reform legislation may also require the counterparties to the Fund’s derivative instruments to spin off some of their derivatives activities to a separate entity, which may not be as creditworthy as the Fund’s current counterparty. The new legislation and any new regulations could significantly increase the cost of derivative contracts (including through requirements to post collateral which could adversely affect the Fund’s available liquidity), materially alter the terms of derivative contracts, reduce the availability or desirability of derivatives, reduce the ability to monetize or restructure existing derivative contracts, and increase the Fund’s exposure to less creditworthy counterparties. In particular, the Dodd-Frank Act amendments to the Advisers Act require a large proportion of transactions in the derivatives markets to be conducted on a SEF. The impact of the SEFs on transaction liquidity and pricing cannot be determined at this time. Currently, the clearing mandate applies to certain interest rate and credit index swaps, as discussed above (see “Credit Derivative Transactions”). Swaps that are not cleared through registered clearinghouses are potentially subject to regulations including increased mandatory margin requirements without the benefit of protections afforded to participants in cleared swaps (e.g., centralized counterparty, guaranteed funds and customer asset segregation). Price movements of futures and options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of futures, options and swap agreements also depends upon the price of the commodities underlying them. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives trading.

In late October 2020, the SEC adopted Rule 18f-4 related to the use of derivatives and certain other transactions by registered investment companies that will, at the time of the compliance date, rescind and withdraw the guidance of the SEC and the SEC staff regarding asset segregation and coverage. Under Rule 18f-4, the Fund will need to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a value-at-risk ("VaR") leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These new requirements will apply unless the Fund qualifies as a "limited derivatives user," as defined in Rule 18f-4. Reverse repurchase agreements will continue to be subject to the current asset coverage requirements, and a fund trading reverse repurchase agreements will need to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund's asset coverage ratio (unless the fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements will not be included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions will be included for purposes of such testing. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Fund's securities lending activities. These new requirements may limit the Fund's ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund's investment strategies. These new requirements may increase the cost of the Fund's investments and cost of doing business, which could adversely affect investors. Compliance with the new rule was required as of August 2022.

Limits of Risk Disclosure

The above discussions relate to the various principal risks associated with the Fund, the Fund’s investments and Shares and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Fund investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Effects of Leverage. The table below assumes that borrowings represent approximately 5% of the Fund’s estimated net assets as of June 30, 2025 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.91% (based on expected interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.39%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.39)%	(5.39)%	(0.39)%	4.61%	9.61%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Annual Interest Rate [Percent]		6.91%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.39)%	(5.39)%	(0.39)%	4.61%	9.61%

Return at Minus Ten [Percent]		(10.39%)
Return at Minus Five [Percent]		(5.39%)
Return at Zero [Percent]		(0.39%)
Return at Plus Five [Percent]		4.61%
Return at Plus Ten [Percent]		9.61%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

No Public Trading [Text Block]		The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time.
No Trading History [Text Block]		no operating history as of the date of this Prospectus
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be transferable only in accordance with Section 9.1 of the Declaration of Trust. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than one and no more than 15, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) from office with cause only by action taken by a majority of the remaining Trustees (or, in the case of an Independent Trustee, only by action taken by a majority of the remaining Independent Trustees).

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and Bylaws

Subject to the provisions of the 1940 Act, pursuant to the Declaration of Trust, the Board may make certain amendments to the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and bylaws, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws at any time.

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Waiver of Jury Trial

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably waives any and all right to trial by jury in any such claim, suit, action or proceeding.

Exclusive Jurisdiction

The Declaration of Trust provides that each Trustee, officer, Shareholder and Person beneficially owning an interest in the Trust (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act, irrevocably agrees that any claims, suits, actions or proceedings arising out of or relating in any way to the Trust or its business and affairs, the Statutory Trust Act, the Declaration of Trust or the Bylaws or asserting a claim governed by the internal affairs (or similar) doctrine shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. In submitting to the jurisdiction of the courts of Delaware, a Trustee, officer, Shareholder or Person beneficially owning an interest in the Trust may have to bring suit in an inconvenient and less favorable forum. This provision shall not apply to claims arising under federal or state securities laws.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Security Dividends [Text Block]		Distributions may be paid to Shareholders if, as and when authorized and declared by the Board.
Security Voting Rights [Text Block]		Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board.
Security Liquidation Rights [Text Block]		In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any.
Security Liabilities [Text Block]

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from willful misfeasance, lack of good faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under the Agreement.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys' fees relating to the defense or disposition of any action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund, or in the case of a criminal proceeding, matters for which such person had reasonable cause to believe that his or her conduct was unlawful. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, lack of good faith or gross negligence in the performance of his or her duties, or reckless disregard of his or her obligations and duties under the Agreement. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Investment Advisory Agreement and the Sub-Advisory Agreement provide that, in the absence of willful misfeasance, lack of good faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Agreement, the Advisor or the Sub-Advisor, as the case may be, is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives a written undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Security Preemptive and Other Rights [Text Block]		Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be transferable only in accordance with Section 9.1 of the Declaration of Trust.
Security Obligations of Ownership [Text Block]

TRANSFERS OF SHARES

No person shall become a substituted Shareholder of the Fund without the consent of the Fund, which consent may be withheld in its sole discretion. Shares held by Shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder; or (ii) under other limited circumstances, with the consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances).

Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability. Notice of a proposed transfer of a Share must also be accompanied by a properly completed investor application in respect of the proposed transferee. In connection with any request to transfer Shares, the Fund may require the Shareholder requesting the transfer to obtain, at the Shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request. The Board generally will not consent to a transfer of Shares by a Shareholder (i) unless such transfer is to a single transferee, or (ii) if, after the transfer of the Shares, the balance of the account of each of the transferee and transferor is less than $1,000,000. Each transferring Shareholder and transferee may be charged reasonable expenses, such as attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

Any transferee acquiring Shares by operation of law in connection with the death, divorce, bankruptcy, insolvency, or adjudicated incompetence of the Shareholder, will be entitled to the distributions allocable to the Shares so acquired, to transfer the Shares in accordance with the terms of the Declaration of Trust and to tender the Shares for repurchase by the Fund, but will not be entitled to the other rights of a Shareholder unless and until the transferee becomes a substituted Shareholder as specified in the Declaration of Trust. If a Shareholder transfers Shares with the approval of the Board, the Fund shall as promptly as practicable take all necessary actions so that each transferee or successor to whom the Shares are transferred is admitted to the Fund as a Shareholder.

By subscribing for Shares, each Shareholder agrees to indemnify and hold harmless the Fund, the Board, the Advisors, and each other Shareholder, and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs, and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs, and expenses or any judgments, fines, and amounts paid in settlement), joint or several, to which such persons may become subject by reason of or arising from any transfer made by that Shareholder in violation of the Declaration of Trust or any misrepresentation made by that Shareholder in connection with any such transfer.

Preferred Stock Restrictions, Arrearage [Text Block]

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Rights Subject to Other than Majority Vote [Text Block]

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken at a meeting of Shareholders or by written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of May 31, 2025.

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares	Unlimited	None	0
Class C Shares	Unlimited	None	0
Class I Shares	Unlimited	None	10,000
Class M Shares	Unlimited	None	0

Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed End Interval Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History

The Fund is a new company with no operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Advisors to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring shares, the offering of shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Advisors anticipate that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay an Investment Management Fee to the Advisor throughout this interim period irrespective of the Fund’s performance. If the Investment Management Fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such diversification requirements. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other RICs) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Temporary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments

For defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During such periods, the Fund may invest all or a portion of its assets in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; non-U.S. government securities which have received the highest investment grade credit rating, certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; credit-linked notes or repurchase agreements with respect to any of the foregoing. In addition, the Fund may also make these types of investments to comply with regulatory or contractual requirements, including with respect to leverage restrictions, or to keep cash fully invested pending the investment of assets. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful. The Fund is not required to adopt defensive positions or hedge its investments and may choose not to do so even in periods of extreme market volatility and economic uncertainty.

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund's holdings may be difficult. The Board has designated the Advisor as Valuation Designee, responsible for implementing the portfolio valuation process set forth in the Fund's valuation policy, and has authorized the Advisor to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board at the Fund's expense. If market quotations for the Fund's investments are not readily available, the Advisor may seek to value the Fund's investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next.

Use Of Leverage Risk Of Borrowing By Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage: Risk of Borrowing by the Fund

The Fund expects to employ leverage through a secured credit facility to achieve its investment objectives and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including an Advisor’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage, such as bridge, asset-backed facilities, term loan debt, subscription facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. The Fund may leverage its investments through borrowings. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund currently expects to employ leverage representing approximately 5% - 7.5% of the Fund’s assets.

The 1940 Act generally limits the extent to which the Fund may utilize borrowings and “uncovered” transactions that may give rise to a form of leverage, including reverse repurchase agreements, swaps, futures and forward contracts, options, the leverage incurred in securities lending and other derivative transactions or short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). The Fund will “cover” its applicable positions by segregating an amount of cash and/or liquid securities to the extent required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

Alternatively, the Fund may enter into an offsetting position or own positions covering its obligations with respect to a transaction; otherwise, the transaction will be considered “uncovered.” The Fund may not cover an applicable derivative transaction if it does not need to do so to comply with the foregoing 1940 Act requirements and, in the view of the Advisor, the assets that would have been used to cover could be better used for a different purpose. However, these transactions, even if covered, may represent a form of economic leverage and will create risks. The potential loss on derivative instruments may be substantial relative to the initial investment therein. In addition, these segregation and coverage requirements could result in the Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and cover requirements will not limit or offset losses on related positions.

The Advisors expect that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral that could affect the Fund’s liquidity. Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, such as: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Effects of Leverage. The table below assumes that borrowings represent approximately 5% of the Fund’s estimated net assets as of June 30, 2025 and the Fund bears expenses relating to such borrowings at annual effective interest rates of 6.91% (based on expected interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such leverage would be approximately 0.39%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to borrowings)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(10.39)%	(5.39)%	(0.39)%	4.61%	9.61%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

No Assurance Of Investment Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Investment Return

The Fund’s task of identifying and evaluating investment opportunities, managing such investments, and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage, and realize a profit on such investments successfully. The Advisors believe that their investment strategy and investment approach moderate this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.

Reporting Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Availability Of Suitable Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments

While the Advisors believe that many attractive investments of the type in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment vehicles such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks, but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyberattacks against, or security breakdowns of, the Fund, the Advisor, the Fund’s custodian and/or other third party service providers may adversely impact the Fund or the Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to value its assets, cause the release of private Shareholder information or confidential information of the Fund, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and the Shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value.

Distribution Payment And Frequency Not Guaranteed Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment and Frequency Not Guaranteed

The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser. A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold for less than the Shareholder’s original investment.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a semi-annual basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular semi-annual period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Failure To Qualify As Regulatory Investment Company Or Satisfy Distribution, Income And Asset Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify as a RIC or Satisfy Distribution, Income and Asset Requirements

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset-diversification requirements.

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and at least 90% of the Fund’s net income from tax-exempt obligations, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to maintain its RIC status and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its gross income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate-level income tax.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Built In Gains Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Built-in-Gains Tax

The Fund had certain corporate investors prior to the Fund Conversion (discussed below), including a Cayman Islands exempted company organized to enable investment by non-US investors, into the Fund. Despite its anticipated qualification as a RIC, the Fund will be subject to entity-level corporate income tax on a portion of its built-in gain assets that it sells within five years of the Fund Conversion. The portion of such assets that is subject to built-in gains tax is in proportion to the share of the Fund’s interests that are held by corporate investors at the time of the Fund Conversion. The Fund may dispose of built-in gain assets during the five-year period after the Conversion notwithstanding the tax impact of the built-in gains tax, and the Fund does not control the dispositions made by the Private Equity Funds in which it invests. Such built-in gains taxes may impact the NAV of the Fund, but there is no way to predict the amount of such taxes.

Difficulty Meeting Regulatory Investment Company Status Requirements Because Of Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Status Requirements Because of Private Equity Investments

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisors obtain information from or about the Private Equity Investments in which the Fund is invested. However, Private Equity Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisors to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Title A, Chapter 1, of the Code. Ultimately this may limit the universe of Private Equity Funds in which the Fund can invest.

Private Equity Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such a Private Equity Fund’s income until such income has been earned by the Private Equity Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Equity Fund that limit utilization of this cure period.

Moreover, because the Fund’s allocable portion of a Private Equity Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and, thus, become subject to corporate-level income tax.

For additional discussion regarding the tax implications of a RIC, see “TAX ASPECTS.”

Senior Management Personnel Of Advisors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Management Personnel of the Advisors

Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Advisors. The Advisors evaluate, negotiate, structure, execute, monitor and service certain of the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Advisors and their respective senior management teams. The departure of any members of the Advisors’ respective senior management teams could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Advisors’ ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Advisors’ capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Advisors may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Advisors may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement and Sub-Advisory Agreement have termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated at any time, without penalty, by the Advisor or the Sub-Advisor, respectively, upon 60 days’ notice to other party or parties thereto. If the Sub-Advisory Agreement is not continued by the Board or is terminated by the Board or the Advisor, the Investment Advisory Agreement shall be terminated at the time the Sub-Advisory Agreement is terminated. If any such agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreements are terminated, it may be difficult for the Fund to replace the Advisor and/or Sub-Advisor.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel

The Advisors depend on the diligence, skill, and network of business contacts of their professionals. The Advisors also depend, to a significant extent, on deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund's success depends on the continued service of such personnel. The investment professionals associated with the Advisors are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund's business and affairs. The departure of any of the senior managers of the Advisors, or a significant number of the investment professionals or partners of the Advisors' affiliates, could have a material adverse effect on the Fund's ability to achieve their investment objectives. Individuals not currently associated with the Advisors may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Advisors will remain the Fund's investment advisor and/or sub-advisor or that the Advisors will continue to have access to the investment professionals and partners of their affiliates and the information and deal flow generated by the investment professionals of their affiliates.

Unspecified Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments

The Advisor and Sub-Advisor each has complete discretion to select the investments for its allocated portion of the Fund’s portfolio as opportunities arise. The Fund must rely upon the ability of the Advisor and Sub-Advisor to identify and implement investments consistent with the Fund’s investment objective.

Systems And Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systems and Operational

The Fund depends on the Advisor and the Sub-Advisor, respectively, to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s, the Advisor’s and the Sub-Advisor’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Advisor may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Advisor, Sub-Advisor, prime brokers, the Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Investors’ investments therein.

Fundamental Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Analysis

Investment decisions will be based on fundamental analysis. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Advisor or Sub-Advisor misinterpret the meaning of certain data, the Fund may incur losses.

Investment And Due Diligence Process Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Due Diligence Process

Before making investments, the Advisors will conduct due diligence that they deem reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Advisors may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Advisors will rely on the resources reasonably available to them, which in some circumstances whether or not known to the Advisors at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.

Co Investment Exemptive Relief Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Exemptive Relief

The Advisor and the Sub-Advisor have received exemptive relief from the SEC that permits the Fund to participate in certain joint transactions that otherwise may be prohibited by the provisions of Sections 17(d) of the 1940 Act. The exemptive relief permits the Fund to participate in certain privately negotiated co-investment transactions alongside certain other funds that are advised by the Advisor, the Sub-Advisor or their respective affiliates, subject to the satisfaction of certain conditions, including (i) that a majority of the Trustees of the Board who have no financial interest in the co-investment transaction and a majority of the Independent Trustees pre-approve the co-investment, and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating in a transaction pursuant to the exemptive relief. Such conditions may limit or restrict the Fund's ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such case, the Fund may participate in such investments to a lesser extent or, under certain circumstances, may not participate in such investment.

Investment Performance Of Fund And Other Investment Vehicles May Vary Significantly Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly

The Advisors have established, and expect to continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, and other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments and the returns of each of the Other Investment Vehicles will likely differ materially from the returns of the Fund.

The results of the investment activities of the Fund may differ significantly from the results achieved by the Advisors for their own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Advisors will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in their discretion. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made because the Fund has received an exemptive order from the SEC permitting such investment. See “Co-Investment Exemptive Relief.”

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering

This offering is being made on a best-efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network Of Broker Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer

The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objectives and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objectives and strategies. If the Fund is unsuccessful in implementing its investment objectives and strategies, an investor could lose all or a part of his or her investment in the Fund.

General Economic Conditions And Recent Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

The world has been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. Any outbreak of COVID-19 or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objectives. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund and the performance of its investments.

Russia's recent military interventions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. This may include the equity securities of private equity sponsors. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation’s stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible.

Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of Trustees to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Equity Securities Risk

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Other Publicly Listed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Publicly Listed Securities

The Fund may make investments in publicly listed companies whose primary business is managing investments in private markets and in publicly traded vehicles whose primary purpose is to invest in or lend capital to privately held companies.

Publicly traded private markets investments generally involve publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies.

Publicly traded private markets funds are typically regulated vehicles listed on a public stock exchange that invest in private markets transactions or funds. Such vehicles may take the form of corporations, BDCs, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments.

Publicly traded private market investments may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private market investments occupies a small portion of the private markets universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private markets companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private markets investments.

Publicly traded private markets investments are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private markets transactions are significantly easier to execute than other types of private markets investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Small And Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Middle-Market Companies

The Fund or a Private Equity Fund may invest in small or middle market companies. Investment in private and small or middle-market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund will rely on the ability of the Advisors’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If they are unable to uncover all material information about these companies, they may not make a fully informed investment decision, and the Fund may lose money on its investments. In addition, small and middle-market companies frequently owned or controlled by private equity funds, may be in a state of distress or have a poor record and may be undergoing restructuring or changes in management. There can be no assurances that such restructuring or changes will be successful. Small and middle-market companies may also have limited financial resources and may be unable to meet their obligations under their loans.

In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, small and middle-market companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on one or more of the portfolio companies in which the Fund invests. Small and middle-market companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of becoming obsolete.

Nature Of Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Private Investments

The Fund’s investments will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Control Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Investments

Although the Fund intends to focus on non-control investments, the Fund or a Private Equity Fund may make control investments. The exercise of control over a company imposes additional risks of liability for environmental damage, product defect, failure to supervise management, violation of governmental regulations and other types of liability, in which the limited liability characteristic of business operations may be ignored. The exercise of control over a portfolio investment could expose the assets of the Fund to claims by the portfolio companies underlying such investments, its security holders and its creditors. While the Advisors intend to manage the Fund to minimize exposure to these risks, the possibility of successful claims cannot be precluded.

The Fund may also be exposed to risk in connection with the disposition of these investments. When disposing of these investments, the Fund may be required to make representations and warranties about the business and financial affairs of the investments typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities law. The Fund may also be required to indemnify the purchasers of such investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which will be borne by the Fund and such liabilities may exceed the value of the Fund’s investments.

In addition, the Fund may not be able to dispose of these investments when it desires to do so. Some of these investments may be subject to legal or contractual restrictions on resale by the Fund. In some instances, the disposition of these investments may require lengthy negotiations.

Minority Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Positions

The Fund may hold minority positions in issuers. Accordingly, the Fund may not be able to exercise control over such issuers. In addition, in certain situations, including where the issuer is in bankruptcy or undergoing a reorganization, minority investors may be subject to the decisions taken by majority investors and the outcome of the Fund's investment may depend on such majority-controlled decisions, which decisions may not be consistent with the Fund's objectives.

Commitment Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties, or (iv) otherwise impair the value of the Fund’s investments.

Follow On Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investments

Following an initial investment, the Fund may make additional investments as “follow-on” investments, in order to: (i) increase or maintain in whole or in part the Fund’s equity ownership percentage; (ii) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or (iii) attempt to preserve or enhance the value of the Fund’s investment. The Fund may elect not to make follow-on investments or otherwise lack sufficient funds to make those investments.

The Fund has the discretion to make any follow-on investments, subject to the availability of capital resources. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of an investment and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to make a follow-on investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with 1940 Act requirements, or compliance with the requirements for maintenance of its RIC status.

Risks Relating To Accounting, Auditing, Financial Reporting, Etc. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing, Financial Reporting, etc.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund’s investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all such investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund’s investments. Finally, certain Fund investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Private Equity Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Private Equity Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the NAV of the Fund.

Derivative Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivative Instruments

Some or all of the Underlying Managers (subject to applicable law) may use options, swaps, futures contracts, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Underlying Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Foreign Currency And Exchange Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency and Exchange

The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors may hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Economic, Political And Legal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic, Political and Legal Risks

The Fund’s investments will include investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks, which could have an adverse effect on the Fund. These may include declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks.

For instance, military conflict between Russia and Ukraine and the Israel-Hamas war could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund’s investments.

Prospective investors should note that the capital markets in countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Private Equity Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Private Equity Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk

The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund's investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, such as the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and exchange-traded funds (“ETFs”), including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the “Acquired Fund”), the portion of the Fund’s Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Certain money market funds that operate in accordance with Rule 2a-7 under the 1940 Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee).

Exchange Traded Funds And Other Exchange Traded Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETFs and Other Exchange-Traded Investment Vehicles

The Fund may invest, subject to applicable regulatory limits, in the securities of ETFs and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (collectively, “exchange-traded investment vehicles”). When investing in the securities of exchange-traded investment vehicles, the Fund will be indirectly exposed to all the risks of the portfolio securities or other financial instruments they hold. The performance of an exchange-traded investment vehicle will be reduced by transaction and other expenses, including fees paid by the exchange-traded investment vehicle to service providers. ETFs are investment companies that are registered as open-end management companies or unit investment trusts. The limits that apply to the Fund’s investment in securities of other investment companies generally apply also to the Fund’s investment in securities of ETFs.

Shares of exchange-traded investment vehicles are listed and traded in the secondary market. Many exchange-traded investment vehicles are passively managed and seek to provide returns that track the price and yield performance of a particular index or otherwise provide exposure to an asset class (e.g., currencies or commodities). Although such exchange-traded investment vehicles may invest in other instruments, they largely hold the securities (e.g., common stocks) of the relevant index or financial instruments that provide exposure to the relevant asset class. The share price of an exchange-traded investment vehicle may not track its specified market index, if any, and may trade below its NAV. An active secondary market in the shares of an exchange-traded investment vehicle may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions, or other reasons. There can be no assurance that the shares of an exchange-traded investment vehicle will continue to be listed on an active exchange.

Closed End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end funds shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

Hedge Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedge Funds

The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss. Hedge funds can be highly illiquid, are not required to provide periodic pricing or valuation information to investors, and often charge high fees that can erode performance. Additionally, they may involve complex tax structures and delays in distributing tax information. A shareholder will also bear fees and expenses charged by the underlying hedge funds in addition to the Fund’s direct fees and expenses, thereby increasing indirect costs and potentially reducing returns to shareholders. There can be no assurance that the investment objective of a hedge fund will be achieved. A hedge fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such fund at a time that is unfavorable. In addition, one hedge fund may buy the same securities that another investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Moreover, certain hedge fund managers charge performance-based fees that may create an incentive to invest hedge fund assets in investments that are riskier or more speculative than the investments the managers would have selected in the absence of a performance fee.  Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds.

Risks Of Private Equity Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Private Equity Strategies

The Fund’s investment portfolio will include investments in Private Equity Funds, which will hold securities issued primarily by private companies. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

●	Buyout Investments Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

●	Venture Capital Risks. Venture capital investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

●	Special Situations Risks. The Fund or a Private Equity Fund may provide financing to companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions. In any investment transaction involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price paid by the Fund or a Private Equity Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if such an anticipated transaction does not in fact occur, the Fund or a Private Equity Fund may lose all or a material portion of its investment. All of these events could have a material adverse effect on the value of the investments.

Investments In Private Equity Funds Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Private Equity Funds Generally

Because the Fund invests in multiple Private Equity Funds and Co-Investments, investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Private Equity Fund or Co-Investment in direct proportion to the amount of Fund assets that are invested in such vehicle. The value of the Fund’s assets may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Funds invest and the financial condition and prospects of issuers in which the Funds invest. Certain risks related to the investment strategies and techniques utilized by the Underlying Managers are described under “RISKS OF INVESTING IN PRIVATE EQUITY INVESTMENTS; RELIANCE ON UNDERLYING MANAGERS.”

Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds

The Fund will invest in private investment funds that are not registered as investment companies. As a result, the Fund as an investor in these funds will not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private investment funds' investments as such private investment funds' managers. Investments in private investment funds generally will be illiquid and generally will not have withdrawal rights and will not be able to be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private investment fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon a private equity fund’s liquidation, the Fund may receive securities that are illiquid or difficult to value. The fees paid by private investment funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private investment fund in addition to the management fees and other expenses paid by the Fund.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses

Although in many cases investor access to Private Equity Funds may be limited or unavailable, an investor who meets the conditions imposed by a Private Equity Fund may be able to invest directly with the Private Equity Fund. By investing in Private Equity Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Advisor, Sub-Advisor, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Private Equity Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Private Equity Fund directly or in a closed-end fund that did not invest in Private Equity Funds.

Most of the Private Equity Funds are subject to a performance-based fee or allocation, irrespective of the performance of other Private Equity Funds and the Fund generally. Accordingly, an Underlying Manager to a Private Equity Fund with positive performance may receive performance-based compensation from the Private Equity Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. The Private Equity Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on the original cost of their investments, and performance or incentive fees or allocations are typically 10% to 20% of a Private Equity Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Blind Pools Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Blind Pools

With respect to a Primary Investment in a Private Equity Fund, it is unlikely that the Private Equity Fund will have identified, at the time of the Fund’s investment, all (or any) of the portfolio companies in which it will invest over their lifetime prior to the time the Fund makes its investment. Consequently, the Sub-Advisor must decide whether to invest in the Private Equity Fund without an opportunity to evaluate the manner in which the proceeds of the offering will be invested or the business and economic merits of all of the underlying portfolio companies ultimately selected by the Underlying Managers.

Investment Delays Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Delays

Delays in investing the Fund’s assets may occur (i) because of the time typically required to complete private equity transactions (which may be considerable), (ii) because certain Private Equity Investments selected by the Fund or the Sub-Advisor may provide infrequent opportunities to purchase their securities, and/or (iii) because of the time required for Underlying Managers to invest the amounts committed by the Fund. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Expedited Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions

Investment analyses and decisions by the Sub-Advisor, especially in the context of Co-Investments, may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Sub-Advisor at the time an investment decision is made may be limited, and the Sub-Advisor may not have access to detailed information regarding the potential investments. Therefore, no assurance can be given that the Sub-Advisor will have knowledge of all facts and circumstances that may adversely affect a Fund investment.

Lack Of Uniform Reporting Standards For Private Equity Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Uniform Reporting Standards for Private Equity Funds

Private Equity Funds and Co-Investments utilize divergent reporting standards that may make it difficult for the Sub-Advisor to assess accurately the prior performance of the sponsor of a potential Private Equity Fund or Co-Investment. In addition, such reporting variances may affect the ability of the Sub-Advisor to accurately value and monitor Fund investments. Such variances typically involve the calculation of the internal rate of return on investment. For example, a Private Equity Fund’s calculation of the internal rate of return on investment may vary depending on whether the calculation includes fees due to its general partner or manager and the fund’s expenses.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation

There are various conflicts of interest associated with the valuation of the Fund’s interests in Private Equity Funds and Co-Investments, in particular, higher valuations of its assets may result in increased fees. In addition, inflated valuations may result in better performance which may assist in marketing for the Advisor and Sub-Advisor. Conflicts of interest may be heightened in the case of assets that do not have readily ascertainable market values. To address these conflicts, each of the Advisor and Sub-Advisor has adopted and implemented policies and procedures for the valuation of client investments, including the Investment Committee’s oversight of the valuations process, and the review of fair-valued investments.

The Fund’s investments may also be difficult to value because it may be relatively difficult for the Fund to obtain reliable valuations of Private Equity Funds, Co-Investments and the underlying portfolio companies in which they invest. In most cases, the Fund will rely on the Underlying Managers’ valuations. Prospective investors should be aware that situations involving uncertainties as to valuation of assets held by the Fund could have an adverse effect on the returns of the Fund.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments

Private Equity Investments are investments in the securities of companies which are not publicly traded at the time of investment. These investments may be difficult to value and sell, or otherwise liquidate, and the risk of investing in such non-public companies is generally much greater than the risk of investing in publicly traded companies. Companies whose securities are not publicly traded are not subject to the same disclosure and reporting requirements that are generally applicable to companies with publicly traded securities, nor is the trading of such non-publicly traded securities regulated by any government agency. Accordingly, the protections accorded by such regulation are not available in making such investments. To the extent that there is no liquid trading market for particular investments, an Underlying Manager may be unable to liquidate such investments or may be unable to do so at a profit. In addition, in certain circumstances governmental or regulatory approvals may be required for a Private Equity Fund or Co-Investment vehicle to dispose of an investment, or the Underlying Manager may be prohibited by contract or for legal or regulatory reasons from selling an illiquid investment for a period of time.

Investments In Private Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Private Equity Securities. While Private Equity Investments offer the opportunity for significant gains, such investments also involve a high degree of business and financial risk and can result in substantial losses. Among these risks are the general risks associated with investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel. In all such cases, the Fund will be subject to the risks associated with the underlying businesses engaged in by portfolio companies held by Private Equity Funds and Co-Investments.

Investments In Mezzanine Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Mezzanine Debt Securities. One or more Private Equity Funds may invest in mezzanine debt securities, which generally will have ratings or implied or imputed ratings below investment grade. While mezzanine investments may be structured to offer the opportunity for downside protection and upside potential, such investments involve substantial risks. Mezzanine debt securities will be obligations of corporations, partnerships, or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor, and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) may adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.

Risks Associated With Bridge Financings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Bridge Financings. Certain Private Equity Funds may provide bridge financing in connection with one or more of their equity investments. As a result, such Funds will bear the risk of any changes in the capital markets which may adversely affect the ability of such Fund to refinance any bridge investments. If a Fund were unable to complete a refinancing, such Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

J Curve Effect Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“J-Curve” Effect. The Fund’s investments in the initial round of funding of a Private Equity Fund will be more susceptible to the “J-curve” effect due to the common practice of paying management fees and start-up costs out of early drawdowns, before the portfolio has had time to recognize value enhancement at its underlying investments. This effect may negatively or positively impact the returns of the Fund.

Termination Of Funds Interest In Private Equity Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Private Equity Fund. Subject to the terms of its limited partnership agreement and related formation documents, a Private Equity Fund could, among other things, terminate the Fund’s interest in that Private Equity Fund if the Fund fails to timely satisfy any capital call by that Private Equity Fund or if the continued participation of the Fund in the Private Equity Fund would have a material adverse effect on the Private Equity Fund or its assets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. Private Equity Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial.

Private Equity Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Equity Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Equity Funds’, and thus the Fund’s, performance.

Trading In Non United States Companies And Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in Non-U.S. Companies and Markets. Some Private Equity Funds in which the Fund invests may themselves invest in non-U.S. companies. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States.

Reliance On Management Of Private Equity Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management of Private Equity Funds

The Fund will be investing in Private Equity Funds (including Co-Investments) that are generally managed by independent managers. The Fund will not have any role in the day-to-day management of the Private Equity Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Equity Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Equity Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Equity Fund investment. Co-Investments will be made through special purpose vehicles. Typically, an independent manager will make decisions for the special purpose vehicle.

Underlying Managers Misconduct Or Bad Judgment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Manager’s Misconduct or Bad Judgment

The Fund ordinarily will not have custody or control over the assets it allocates to any Private Equity Fund or Co-Investment. As a result, it will be difficult, and likely impossible, for the Sub-Advisor to protect the Fund from the risk of an Underlying Manager engaging in fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund.

Wide Investment Discretion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Wide Investment Discretion

The governing documents of the Private Equity Funds in which the Fund invests typically do not impose significant restrictions on the manner in which their portfolio managers could invest, and often will permit the portfolio managers to invest in a broad range of securities and other financial instruments. As a result, the Private Equity Funds used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack Of Information Concerning Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Information Concerning Underlying Managers

The Sub-Advisor may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The Sub-Advisor will conduct a level of due diligence that it believes is adequate to select the appropriate Private Equity Investments. However, due diligence is not infallible and may not uncover problems associated with a particular Private Equity Investment, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Equity Investment. The Sub-Advisor may rely upon representations made by Underlying Managers and, if any representation is misleading, incomplete, or false, it may result in that selection of Underlying Managers that might otherwise have been eliminated from consideration had complete information been made available.

Sole Principal Or Portfolio Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sole Principal or Portfolio Manager

Some of the Underlying Managers to which the Fund may allocate capital may consist of only one or a limited number of principals, portfolio managers and other key employees. If the services of any of such principals or employees became unavailable (for example, by reason of death, disability, severance or retirement), the Private Equity Investment, and thus the Fund, could sustain losses.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition

The Private Equity Funds will engage in investment strategies which are highly competitive with other private equity fund sponsors, investment banks, broker/dealers, commercial banks, insurance companies and pension funds, as well as family offices and sovereign investment funds, all of whom may have investment objectives similar to those of the Private Equity Funds. These competitors may have substantially greater resources and substantially greater experience than the Private Equity Funds. Such competition may negatively impact the performance of the Fund.

Portfolio Company Deal Flow Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Company Deal Flow

Private Equity Funds employ a variety of strategies including buyout, growth equity and venture capital, including continuation vehicles of private equity funds and private equity fund interests acquired on the secondary market. The deal flow marketplace relied upon by Private Equity Funds to execute their strategies (including the opportunities for Co-Investments) has become increasingly competitive. Intermediation by financial intermediaries has increased, substantial amounts of funds have been dedicated to making investments in the private sector, and the competition for investment opportunities is at historically high levels. There is no assurance that investments by Private Equity Funds can be located in sufficient quantity to allow all of the capital commitments to be drawn within their respective investment periods. Market and other conditions may require the Fund or a Private Equity Fund to make investments that offer a lower rate of return or involve a higher degree of risk than described herein or in a Private Equity Fund’s offering documents.

New Private Equity Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		New Private Equity Funds Some Private Equity Funds may be new or relatively new ventures and have little or no operating history upon which their performance can be evaluated.
Risk Of Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Litigation

Private Equity Funds and Co-Investments could become involved in litigation which would be expensive and time consuming to resolve. In addition, the Fund may agree to indemnify certain of the Private Equity Funds (including Co-Investments), the Underlying Managers and their affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Equity Fund or Co-Investment. If the Fund were required to make payments (or return distributions received) in respect of any such indemnity, the Fund could be materially adversely affected.

Private Equity Funds Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Funds’ Fees and Expenses

Investors are responsible not only for the payment of Fund Expenses, but also for the management fees, carried interest, and other fees charged by the Private Equity Investments in which the Fund invests, as well as the expenses of those Private Equity Investments. While the Sub-Advisor intends for the Private Equity Investments to have reasonable fees and other compensation payable to the Underlying Manager, the Fund will ultimately have no control over expenses incurred by the Private Equity Investments that are paid from the Fund’s invested capital. The fees and expenses that the investors pay in the aggregate may be higher than what they would pay if they invested directly in the Private Equity Funds, or in the securities in which those Private Equity Investments invest.

Early Termination Of Private Equity Funds Investment Period Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early Termination of Private Equity Funds’ Investment Period

If the Private Equity Funds in which the Fund invests terminate their investment periods earlier than anticipated, the Fund will likely not have its capital invested for as long as planned, which could have a negative effect on the Fund’s returns.

Changes In Amount Of Assets Under Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Amount of Assets Under Management

The Fund may invest with Underlying Managers who are experiencing a major change in the assets they manage. It is not known what effect, if any, an increase or decrease in the amount of assets under management will have on their investment strategies or investment results, but it could impair the ability of their strategies and operations to perform up to historical levels.

Custody Risk Failure Of Custodians Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Custody Risk; Failure of Custodians

There are risks involved in dealing with the banks, broker-dealers and other custodians who hold cash and securities of the Fund and Private Equity Investments. There is no guarantee that these will not become bankrupt or insolvent. While both the U.S. Bankruptcy Code and the Securities Investor Protection Act of 1970 seek to protect customer property in the event of a bankruptcy, insolvency, failure, or liquidation of a custodian, there is no certainty that, in the event of a failure of a custodian, the Fund would not incur losses due to its assets being unavailable for a period of time, the ultimate receipt of less than full recovery of its assets, or both. Financial difficulty, fraud or misrepresentation at one of these institutions could impair the operational capabilities or capital position of the Fund.

Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of a Private Equity Fund or Co-Investment, it may be able to avoid that any such Private Equity Fund or Co-Investment is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Private Equity Funds or Co-Investments, both by the Fund and other clients of the Advisors). To limit its voting interest in certain Private Equity Fund or Co-Investment, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Private Equity Fund or Co-Investment. These voting waiver arrangements may increase the ability of the Fund and other clients of the Advisors to invest in certain Private Equity Fund or Co-Investment. However, to the extent the Fund contractually forgoes the right to vote the securities of a Private Equity Fund or Co-Investment, the Fund will not be able to vote on matters that require the approval of such Private Equity Fund or Co-Investment’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Private Equity Fund or Co-Investment. If the Fund is considered to be affiliated with a Private Equity Fund or Co-Investment, transactions between the Fund and such Private Equity Fund or Co-Investment may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Expenditure Of Additional Costs And Resources Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expenditure of Additional Costs and Resources. The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments and Co-Investments may be greater than those relating to primary investments.

Contingent Liabilities Associated With Funds Acquired In Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Funds Acquired in Secondary Investments. Where the Fund acquires a Private Equity Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Equity Fund interest has received distributions from the Private Equity Fund and, subsequently, the Private Equity Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Equity Fund, there can be no assurance that the Fund would prevail in any such claim.

Limited Selectivity With Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Selectivity with Secondary Investments. The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive.

Purchases Of Secondary Investments Based On Available Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchases of Secondary Investments Based on Available Information. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary Investments Admission As Partner Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments - Admission as a Partner. Admission as a partner or member to a Private Equity Fund typically requires the approval of such Private Equity Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Equity Fund; (ii) limited, if any, access to Private Equity Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits.

Risks Associated With Co Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Co-Investments. The Fund will make Co-Investments alongside Private Equity Funds managed by independent Underlying Managers. Co-Investments will be subject to additional risk factors as compared to Private Equity Funds making multiple investments. Co-Investments will ordinarily provide exposure to only one underlying portfolio company and are therefore substantially less diversified as compared to a traditional investment fund. There can be no assurance that the Fund’s investments in Funds structured as co-investments will be successful and/or will not suffer losses. The Fund’s exposure to Co-Investments could be substantial.

Illiquidity Of Private Equity Investments And Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Private Equity Investments and Co-Investments. The Fund will make secondary investments in Private Equity Funds and Co-Investments which are illiquid and subject to substantial restrictions on transfer. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time or price in order to maintain liquidity in connection with a repurchase offer or impact the Fund’s ability to make a semi-annual repurchase offer. In addition, the Fund may receive from a Private Equity Fund or Co-Investment an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of, with similar risks.

Changes In Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in LIBOR

Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until at least September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund or a Private Equity Fund’s performance or NAV.

Private Investment In Public Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs

The Fund may make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter (“OTC”) securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty

Some of the markets in which the Fund may effect transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. Moreover, the Fund’s internal credit function, which evaluates the creditworthiness of its counterparties, may prove insufficient. The lack of a complete and “foolproof” evaluation of the financial capabilities of the Fund’s counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In addition, the Fund is expected to use counterparties located in various jurisdictions outside the United States. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions that may be involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Investors should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material.

The Fund is also subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses. Because securities owned by the Fund that are held by broker-dealers are generally not held in the Fund’s name, the bankruptcy of any such broker-dealer could have a greater adverse impact on the Fund than if such securities were registered in the Fund’s name.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling

The Fund’s investment program may include short selling. Short selling involves selling securities which may or may not be owned by the seller and borrowing the same securities for delivery to the purchaser, with an obligation to return the borrowed securities to the lender at a later date. Short selling allows the seller to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and may be an important aspect of certain of the investment strategies of the Fund. The extent to which the Fund engages in short sales will depend upon its investment strategy and perception of market direction. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options

The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security. Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.

Stock Index And Market Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stock Index and Market Options

The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objectives or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Advisors to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Transactions

The Fund may engage in foreign currency transactions for a variety of purposes, including “locking in” the U.S. dollar price of a security between trade and settlement date, or hedging the U.S. dollar value of securities held in the Fund. The Fund may also engage in foreign currency transactions for non-hedging purposes to generate returns.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency transactions may involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. The Fund would typically engage in such a transaction in anticipation of a decline in the value of the currency it sells relative to the currency that the Fund has contracted to receive in the exchange. The Fund’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund may enter into forward contracts for hedging and non-hedging purposes in pursuing its investment objective. Forward contracts are transactions involving an obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of an existing holding of non-U.S. securities. Imperfect correlation may exist, however, between the non-U.S. securities holdings of the Fund, and the forward contracts entered into with respect to those holdings. In addition, forward contracts may be used for non-hedging purposes, such as when the Fund anticipates that particular non-U.S. currencies will appreciate or depreciate in value. Generally, the Fund is subject to no requirement that it hedges all or any portion of its exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.

Other Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Derivatives

The Fund may take advantage of opportunities in the area of swaps, options on various underlying instruments and certain other customized derivative instruments. In addition, the Fund may take advantage of opportunities with respect to certain other derivative instruments which are not presently contemplated for use by the Fund or which are currently not available. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments. If the counterparty to such a swap defaults, the Fund would lose any collateral deposits made with the counterparty in addition to the net amount of payments that it is contractually entitled to receive under the swap. Many derivatives instruments are traded on a principal to principal basis, in which performance with respect to such instruments is the responsibility of only the parties to the contract, and not of any exchange or clearinghouse. As a result, many of the protections afforded to participants on organized exchanges and in a regulated environment are not available in connection with these transactions and the Fund will be subject to counterparty risk relating to the inability or refusal of a counterparty to perform such derivatives contracts. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses to the Fund. Other risks may include market risk, liquidity risk, legal risk and operations risk. Special risks may apply to instruments which are invested in by the Fund in the future which cannot be determined at this time or until such instruments are developed or invested in by the Fund. For example, such derivative instruments are expected to be highly illiquid and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. If the Fund seeks to participate through the use of such derivative instruments, the Fund will not acquire any voting interests or other shareholder rights that would be acquired with a direct investment in the underlying securities or financial instruments. Accordingly, the Fund will not participate in matters submitted to a vote of the shareholders. In addition, the Fund may not receive all of the information and reports to shareholders that the Fund would receive with a direct investment. Further, the Fund will pay the counterparty to any such derivative instrument structuring fees and ongoing transaction fees, which will reduce the investment performance of the Fund. Finally, certain aspects of the appropriate U.S. federal income tax treatment of such derivative instruments are uncertain and, the Fund’s U.S. federal income tax treatment of such instruments may prove to be not supported. Recent financial reform legislation may require the Fund to comply with margin requirements and with certain clearing and trade-execution requirements in connection with its derivative activities, although the full application of those provisions is uncertain at this time. The financial reform legislation may also require the counterparties to the Fund’s derivative instruments to spin off some of their derivatives activities to a separate entity, which may not be as creditworthy as the Fund’s current counterparty. The new legislation and any new regulations could significantly increase the cost of derivative contracts (including through requirements to post collateral which could adversely affect the Fund’s available liquidity), materially alter the terms of derivative contracts, reduce the availability or desirability of derivatives, reduce the ability to monetize or restructure existing derivative contracts, and increase the Fund’s exposure to less creditworthy counterparties. In particular, the Dodd-Frank Act amendments to the Advisers Act require a large proportion of transactions in the derivatives markets to be conducted on a SEF. The impact of the SEFs on transaction liquidity and pricing cannot be determined at this time. Currently, the clearing mandate applies to certain interest rate and credit index swaps, as discussed above (see “Credit Derivative Transactions”). Swaps that are not cleared through registered clearinghouses are potentially subject to regulations including increased mandatory margin requirements without the benefit of protections afforded to participants in cleared swaps (e.g., centralized counterparty, guaranteed funds and customer asset segregation). Price movements of futures and options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of futures, options and swap agreements also depends upon the price of the commodities underlying them. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives trading.

In late October 2020, the SEC adopted Rule 18f-4 related to the use of derivatives and certain other transactions by registered investment companies that will, at the time of the compliance date, rescind and withdraw the guidance of the SEC and the SEC staff regarding asset segregation and coverage. Under Rule 18f-4, the Fund will need to trade derivatives and other transactions that potentially create senior securities (except reverse repurchase agreements) subject to a value-at-risk ("VaR") leverage limit, certain other testing and derivatives risk management program requirements and requirements related to board reporting. These new requirements will apply unless the Fund qualifies as a "limited derivatives user," as defined in Rule 18f-4. Reverse repurchase agreements will continue to be subject to the current asset coverage requirements, and a fund trading reverse repurchase agreements will need to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund's asset coverage ratio (unless the fund determines to treat such agreements and transactions as derivatives for all purposes under the rule). Reverse repurchase agreements will not be included in the calculation of whether the Fund is a limited derivatives user (unless the Fund determines to treat such agreements and transactions as derivatives for all purposes under the rule), but if the Fund is subject to the VaR testing, reverse repurchase agreements and similar financing transactions will be included for purposes of such testing. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Fund's securities lending activities. These new requirements may limit the Fund's ability to use derivatives and reverse repurchase agreements and similar financing transactions as part of the Fund's investment strategies. These new requirements may increase the cost of the Fund's investments and cost of doing business, which could adversely affect investors. Compliance with the new rule was required as of August 2022.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2020 Calamos Court
Entity Address, City or Town		Naperville
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60563
Contact Personnel Name		Calamos Advisors LLC
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.75%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.30%
Distribution/Servicing Fees [Percent]	[3],[5]	0.25%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	0.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	0.85%
Total Annual Expenses [Percent]	[3]	3.85%
Waivers and Reimbursements of Fees [Percent]	[3],[8],[9]	(1.00%)
Net Expense over Assets [Percent]	[3],[8],[9]	2.85%
Expense Example, Year 01		$ 63
Expense Example, Years 1 to 3		131
Expense Example, Years 1 to 5		210
Expense Example, Years 1 to 10		$ 416
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class C [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	1.00%
Management Fees [Percent]	[3]	1.75%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.30%
Distribution/Servicing Fees [Percent]	[3],[5]	1.00%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	0.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	0.85%
Total Annual Expenses [Percent]	[3]	4.60%
Waivers and Reimbursements of Fees [Percent]	[3],[8],[9]	(1.00%)
Net Expense over Assets [Percent]	[3],[8],[9]	3.60%
Expense Example, Year 01		$ 36
Expense Example, Years 1 to 3		121
Expense Example, Years 1 to 5		216
Expense Example, Years 1 to 10		$ 458
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.75%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.30%
Distribution/Servicing Fees [Percent]	[3],[5]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	0.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	0.85%
Total Annual Expenses [Percent]	[3]	3.60%
Waivers and Reimbursements of Fees [Percent]	[3],[8],[9]	(1.00%)
Net Expense over Assets [Percent]	[3],[8],[9]	2.60%
Expense Example, Year 01		$ 26
Expense Example, Years 1 to 3		92
Expense Example, Years 1 to 5		169
Expense Example, Years 1 to 10		$ 373
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			10,000
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.75%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.30%
Distribution/Servicing Fees [Percent]	[3],[5]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[6]	0.70%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	0.85%
Total Annual Expenses [Percent]	[3]	4.35%
Waivers and Reimbursements of Fees [Percent]	[3],[8],[9]	(1.00%)
Net Expense over Assets [Percent]	[3],[8],[9]	3.35%
Expense Example, Year 01		$ 34
Expense Example, Years 1 to 3		114
Expense Example, Years 1 to 5		205
Expense Example, Years 1 to 10		437
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0
Class C - Contingent Deferred Sales Charge [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[10]	46
Expense Example, Years 1 to 3	[10]	121
Expense Example, Years 1 to 5	[10]	216
Expense Example, Years 1 to 10	[10]	$ 458

[1]	Investors purchasing Class A Shares may be charged a front-end sales load of up to 3.50% of the investor's net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors (as further described under “Purchasing Shares—Purchase Terms”). See “Purchasing Shares—Purchase Terms.” While Class M Shares do not charge a front-end sales load, if you purchase Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Class C shareholders will be subject to a contingent deferred sales charge on shares redeemed during the first 12 months after their purchase. See “Contingent Deferred Sales Charge” under “Share Repurchase Program”
[3]	Assuming estimated net assets for the Fund of $300 million plus estimated leverage of $25 million at the end of the Fund’s first twelve months of operations.
[4]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility and short sales during the current fiscal year. See “Investment Objective, Opportunities and Strategies - Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes in an amount approximately between 5% and 7.5% of its net assets.
[5]	Class C Shares and Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C Shares or Class M Shares, respectively (the “Distribution Fee”). See “Plan of Distribution”. Class A Shares and Class C may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.
[6]	The “Acquired Fund Fees and Expenses” disclosed above are based on historical returns of the types of private equity funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. See "Special Risks of Investing in Private Equity Investments; Reliance on Underlying Managers - Multiple Levels of Fees and Expenses."
[7]	Other expenses are based on estimated amounts for the current fiscal year and include accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs, and fees payable to the Independent Trustees.
[8]	The Advisor and the Fund have entered into a Management Fee Waiver, whereby the Advisor has agreed to waive 0.50% of its Investment Management Fee on an annualized basis, such that the maximum investment management fee payable by the Fund would be 1.25%. The Management Fee Waiver became effective on June 30, 2025, and will remain in effect through June 30, 2026.
[9]	The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund's "Specified Expenses" in respect of each class of the Fund (each, a "Class") where "Specified Expenses" means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund's annual operating expenses, with the exception of (i) the Investment Management Fee (as defined herein), (ii) the Shareholder Servicing Fee (as defined herein), (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.35% of the average daily net assets of such Class (the "Expense Limitation"). If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund's estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the "Reimbursement Amount") during any of the previous thirty-six (36) months, but only to the extent that the Fund's estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. See "Fund Expenses - Expense Limitation Agreement" for additional information. The Expense Limitation Agreement will remain in effect for a three-year period from April 30, 2025, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund's obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See "Fund Expenses."
[10]	If the contingent deferred sales charge applies. See “Contingent Deferred Sales Charge” under “Share Repurchase Program.” If the contingent deferred sales charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class C Shares would be $10, assuming annual expenses attributable to Shares remain unchanged, Shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1-year period.